Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Notes payable
Net of debt discount	$ 1,004	$ 0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	88,543,163	88,543,163
Common stock, shares outstanding	63,646,000	63,646,000